Earnings / (loss) per share calculation (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017
Earnings per share [abstract]
Loss for the period	£ (8,128)	£ (865)	[1]	£ 12,686	£ (8,907)	[2]
Weighted average number of ordinary shares for basic earnings / (loss) per share (in shares)	82,144	65,994		80,282	63,270
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	0	0		527	0
Weighted average number of ordinary shares for diluted earnings / (loss) per share (in shares)	82,144	65,994		80,809	63,270
Basic and diluted earnings (loss) per share	£ (0.10)	£ (0.01)
Basic earnings / (loss) per ordinary share from operations (in pounds per share)	(0.10)	(0.01)		£ 0.16	£ (0.14)	[2]
Diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ (0.10)	£ (0.01)		£ 0.16	£ (0.14)	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’